UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Money Market Fund

QUARTERLY PORTFOLIO HOLDINGS

12.31.2012

Money Market Fund

As of 12-31-12 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Commercial Paper 38.3%			$146,331,131

(Cost $146,331,131)

Abbott Laboratories (S)
01/03/13	0.090	15,000,000	14,999,923
Anheuser-Busch InBev Worldwide, Inc. (S)
02/22/13	0.280	2,000,000	1,999,191
Bank of Nova Scotia
01/02/13	0.020	18,000,000	17,999,990
Bank of Tokyo-Mitsubishi UFJ, Ltd.
01/02/13	0.170	17,000,000	16,999,920
Caisse Centrale Desjardins du Quebec (S)
01/18/13	0.190	5,000,000	4,999,551
Cargill Global Funding PLC (S)
01/03/13	0.160	18,000,000	17,999,840
Chariot Funding LLC (S)
02/01/13 to 04/01/13	0.230 to 0.300	5,000,000	4,996,802
CPPIB Capital, Inc.
01/02/13	0.100	18,000,000	17,999,950
Deutsche Bank Financial Llc
08/02/13	0.600	5,000,000	4,982,250
Electricite de France SA (S)
01/25/13 to 01/15/14	0.300 to 0.800	9,500,000	9,440,044
Nestle Capital Corp. (S)
08/27/13	0.330	5,000,000	4,989,092
Old Line Funding LLC
01/03/13	0.050	4,938,000	4,937,986
Rabobank USA Financial Corp.
05/31/13	0.300	5,000,000	4,993,750
Thunder Bay Funding LLC
01/03/13	0.150	18,993,000	18,992,842

Corporate Interest-Bearing Obligations 45.4%			$173,198,647

(Cost $173,198,647)

American Honda Finance Corp. (P)(S)
11/08/13 to 12/05/13	0.331 to 0.340	3,500,000	3,500,000
Anheuser-Busch InBev Worldwide, Inc. (P)
03/26/13	1.040	5,000,000	5,009,060
ANZ National International, Ltd. (S)
07/19/13	6.200	7,500,000	7,729,210
Australia & New Zealand Banking Group, Ltd. (S)
01/11/13	2.400	3,050,000	3,051,095
Bank of Tokyo-Mitsubishi UFJ, Ltd. (S)
01/22/13	2.600	1,205,000	1,206,473
Boeing Capital Corp.
02/15/13	5.125	5,000,000	5,029,188
Caterpillar Financial Services Corp. (P)
02/22/13	0.472	1,000,000	1,000,439
Caterpillar, Inc. (P)
05/21/13	0.482	12,400,000	12,417,664
Credit Suisse New York
05/15/13	5.000	15,563,000	15,800,777
Deutsche Bank AG
01/11/13	2.375	10,000,000	10,005,071
General Electric Capital Corp. (P)
03/20/13 to 05/08/13	0.429 to 0.462	14,500,000	14,504,189

1

Money Market Fund
As of 12-31-12 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

General Electric Capital Corp.
05/01/13	4.800	1,340,000	$1,357,935
General Electric Company
02/01/13	5.000	2,500,000	2,509,803
John Deere Capital Corp. (P)
10/04/13	0.754	4,505,000	4,520,727
JPMorgan Chase & Company (P)
09/30/13	1.061	6,823,000	6,857,737
JPMorgan Chase & Company
05/01/13	4.750	3,583,000	3,634,890
Mercedes-Benz Auto Receivables Trust
09/16/13	0.230	2,397,625	2,397,625
National Rural Utilities Cooperative Finance Corp.
07/01/13	5.500	4,767,000	4,889,034
National Rural Utilities Cooperative Finance Corp. (P)
08/09/13	0.410	12,000,000	12,000,000
PepsiCo, Inc. (P)
05/10/13	0.390	7,040,000	7,046,167
PepsiCo, Inc.
02/15/13	4.650	2,310,000	2,322,250
Sanofi (P)
03/28/13	0.510	9,910,000	9,918,509
Toyota Motor Credit Corp. (P)
01/14/13 to 04/19/13	0.421 to 0.540	12,300,000	12,300,198
U.S. Bancorp
09/13/13	1.375	2,000,000	2,012,316
Wachovia Corp. (P)
05/01/13	2.083	8,600,000	8,649,454
Wells Fargo & Company
01/31/13	4.375	9,750,000	9,779,934
Westpac Securities NZ, Ltd. (S)
01/28/13	2.625	3,745,000	3,748,902

U.S. Government & Agency Obligations 9.0%			$34,358,533

(Cost $34,358,533)

Federal Farm Credit Bank (P)
02/15/13 to 05/19/14	0.190 to 0.420	21,105,000	21,108,708
Federal Home Loan Bank (P)
02/05/13 to 11/25/13	0.180 to 0.240	9,040,000	9,042,293
Federal National Mortgage Association (P)
06/23/14	0.360	4,200,000	4,207,532

Certificate of Deposit 2.6%			$10,000,000

(Cost $10,000,000)

Royal Bank of Canada (P)
02/15/13	0.500	10,000,000	10,000,000

		Par value	Value

Short-Term Investments 4.1%			$15,700,000

(Cost $15,700,000)

Repurchase Agreement with State Street Corp. dated 12-31-12 at
0.010% to be repurchased at $15,700,009 on 1-2-13, collateralized by $15,980,000 Federal Home Mortgage Association, 0.625% due
2-22-16 (valued at $16,015,789, including interest)		$15,700,000	15,700,000

2

Money Market Fund
As of 12-31-12 (Unaudited)

Total investments (Cost $379,588,311)† 99.4%	$379,588,311

Other assets and liabilities, net 0.6%	$2,340,576

Total net assets 100.0%	$381,928,887

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 12-31-12, the aggregate cost of investment securities for federal income tax purposes was $379,588,311.

3

Money Market Fund
As of 12-31-12 (Unaudited)

Notes to the Portfolio of Investments

Security valuation. Securities in the Fund’s portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2012 all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Money Market Fund.

44Q3 12/12
2/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	February 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	February 20, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	February 20, 2013